Long Term Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long Term Debt
10.          Long Term Debt
Long-term debt
On June 13, 2025, the Company issued $400.0 million of its 7.750% Fixed-Rate Reset Subordinated Notes due June 15, 2055 (collectively, the “Subordinated Notes”), with interest payable on June 15 and December 15 of each year, which commenced on December 15, 2025. From the issue date to, but excluding, June 15, 2035, the Subordinated Notes will bear interest at a fixed rate of 7.750% per annum. From and including June 15, 2035, and every five years on June 15 thereafter, the interest rate will reset to the then-current five-year U.S. Treasury rate plus 4.280%, as determined on the applicable reset date. The Subordinated Notes are redeemable at the applicable redemption price, subject to the terms described in the indenture for the Subordinated Notes. However, the Subordinated Notes may not be redeemed if enhanced capital requirements, as established by the Bermuda Monetary Authority (“BMA”), would be breached immediately before or after giving effect to the redemption of such notes, unless the Company replaces the capital represented by the Subordinated Notes to be redeemed or repaid with capital having equal or better capital treatment as the notes under applicable BMA rules. Notwithstanding the foregoing, the Subordinated Notes may not be redeemed prior to June 15, 2030 unless the BMA does not object to such redemption, having been provided notice of the redemption, and the conditions in the foregoing sentence are satisfied. The Subordinated Notes contain covenants, including limitations on liens on the stock of certain designated subsidiaries, limitations on consolidations, mergers, amalgamations and sales of substantially all assets and certain reporting obligations.
On October 16, 2020, the Company issued $105.0 million, and on October 20, 2020, the Company issued a further $20.0 million of its 6.625% Fixed-Rate Reset Junior Subordinated Notes due April 1, 2041 (collectively, the “Junior Notes”) with interest payable on April 1 and October 1 of each year, commencing on April 1, 2021. In April 2026, the Company redeemed its Junior Notes for their principal amount of $125.0 million, plus accrued and unpaid interest up to the redemption date. The Company recorded a corporate expense of $1.7 million in the three months ending June 30, 2026 for the unamortized discount and debt issuance costs.
On June 18, 2020, the Company issued $300.0 million and on July 2, 2020 the Company issued a further $30.0 million of its 4.875% Senior Notes due June 30, 2030 (collectively, the “Senior Notes”), with interest payable on June 30 and December 30 of each year, commencing on December 30, 2020. The Senior Notes are redeemable at the applicable redemption price, subject to the terms described in the indenture for the Senior Notes. However, the Senior Notes may not be redeemed at any time prior to their maturity if enhanced capital requirements, as established by the BMA, would be breached immediately before or after giving effect to the redemption of such notes, unless the Company replaces the capital represented by the Senior Notes to be redeemed with capital having equal or better capital treatment as the notes under applicable BMA rules. The Senior Notes contain covenants, including limitations on liens on the stock of certain designated subsidiaries, limitations on consolidations, mergers, amalgamations and sales of substantially all assets and certain reporting obligations.
The following table sets forth the principal amount of the debt issued as well as the unamortized discount and debt issuance costs at June 30, 2026 and December 31, 2025:

	June 30, 2026		December 31, 2025
	Principal	Unamortized discount and debt issuance costs	Principal	Unamortized discount and debt issuance costs
7.750% Fixed Rate Reset Subordinated notes due 2055	$400.0	$(6.3)	$400.0	$(6.5)
4.875% Senior notes due 2030	330.0	(3.2)	330.0	(3.6)
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	—	—	125.0	(1.7)
Total	$730.0	$(9.5)	$855.0	$(11.8)